FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 5: — FINANCIAL INSTRUMENTS

a.Financial risk management objectives and policies:

The Company’s operations are exposed to various financial risks, such as market risk (mainly foreign currency risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

Risk management is performed by the Company’s Board. The Board identifies, measures and manages financial risks in collaboration with the Company’s operating units. The Company’s Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk and excess-liquidity investments.

1.	Foreign currency risk:

Transactional foreign currency exposures represent risks associated with financial assets or liabilities denominated in currencies other than the functional currency of the transacting entity.

The Company operates primarily in Israel, Spain, Canada and the Palestinian Authority and has an exchange rate risk as it earns revenue in EURO (“EUR”) or in Canadian Dollar (“CAD”) and incurs fixed expenses in New Israeli Shekel (“NIS”), CAD and EUR, which differs from its functional currency.

NOTE 5: — FINANCIAL INSTRUMENTS (Cont.)

As of December 31, 2023, the Company has excess financial assets over financial and lease liabilities denominated in currencies other than USD in total amount of $220 (as of December 31, 2022 the Company has excess financial and lease liabilities over financial assets denominated in currencies other than USD in total amount of - $600). Transaction exposures arise in the normal course of business.

The Company monitors transactional foreign currency risks, including currency position and future expected exposures. The Company uses non-designated hedges to mitigate the risks, mainly associated with foreign currency risk of changes in NIS for the Israeli Subsidiary.

The impact on the Company’s loss before taxes on income due to changes in the carrying amount of monetary assets and liabilities resulting from a reasonably possible changes in NIS, CAD and EUR exchange rates, with all other variables held constant, is not material.

2.	Credit risk:

The Company holds cash and cash equivalents, short-term bank deposit, short-term investments and user funds with various financial institutions and third-party payment service providers. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company consistently monitors trade balances that are past due, and accordingly has recognized specifically allocated provision for doubtful accounts in an amount equal to the lifetime expected credit loss associated with each outstanding past due balance.

3.	Liquidity risk:

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations arising from its financial liabilities that are settled by delivering cash or other financial assets.

Liquidity risk is managed on a group-wide basis. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet its financial liabilities when due, including obtaining additional capital from investors and credit lines from banks and financial institutions.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$3,113	$—	$—	$3,113
User accounts	3,553	—	—	3,553
Accrued expenses and other payables	2,667	—	—	2,667
Lease liabilities	645	493	251	1,389
Contingent consideration	—	1,000	—	1,000
	$9,978	$1,493	$251	$11,722

NOTE 5: — FINANCIAL INSTRUMENTS (Cont.)

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$3,234	$—	$—	$3,234
User accounts	3,328	—	—	3,328
Accrued expenses and other payables	4,750	—	—	4,750
Short-term bank loan and credit	2,505	—	—	2,505
Lease liabilities	657	422	2	1,081
Contingent consideration	286	1,250	1,000	2,536
	$14,760	$1,672	$1,002	$17,434

Changes in liabilities arising from financing activities:

					Total
					liabilities
					arising
				Short-term	from
	Warrants	Lease	Contingent	bank loan and	financing
	liability	liabilities	consideration	credit	activities
Balance as of December 31, 2021	$—	$1,743	$1,375	$—	$3,118
New leases	—	74	—	—	74
Contingent payment for a business combination	—	—	1,768	—	1,768
Changes in the fair value	—	—	(1,037)	—	(1,037)
Cash flows	—	(688)	—	2,505	1,817
Currency revaluations	—	(121)	—	—	(121)
Balance as of December 31, 2022	—	1,008	2,106	2,505	5,619
New leases	—	287	—	—	287
Lease termination	—	(109)	—	—	(109)
Modification	—	674	—	—	674
Warrants issuance (see Note 1d)	10,925	—	—	—	10,925
Changes in fair value	(9,440)	—	(1,718)	—	(11,158)
Cash flows	—	(549)	(211)	(2,504)	(3,264)
Fair value of shares issued	—	—	(171)	—	(171)
Currency revaluations	—	(12)	—	(1)	(13)
Balance as of December 31, 2023	$1,485	$1,299	$6	$—	$2,790

b.Fair value:

The carrying amounts of cash and cash equivalents, user funds, trade receivables, short-term bank deposit, short-term investments, other receivables, trade payables, user accounts and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the contingent payments recorded as part of business combinations was estimated using a valuation method based mainly on the current fair value and standard deviation of the Company’s Ordinary share, as well as on certain other management estimations of the probability of meeting certain performance indicators.

The following table presents the fair value measurement hierarchy for the Company’s financial instruments assets and liabilities carried at fair value:

NOTE 5: — FINANCIAL INSTRUMENTS (Cont.)

As of December 31, 2023:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$68	$—	$—	$68
Liabilities measured at fair value:
Other current payables - hedge instruments	(10)	—	—	(10)
Other long-term liabilities - contingent payment for a business combination	—	—	(6)	(6)
Warrants liability	$(1,485)	$—	$—	$(1,485)

As of December 31, 2022:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$12	$—	$—	$12
Liabilities measured at fair value:
Other current liabilities - contingent payment for a business combination	—	—	(729)	(729)
Other current payables - hedge instruments	(66)	—	—	(66)
Other long-term liabilities - contingent payment for a business combination	$—	$—	$(1,377)	$(1,377)

There were no transfers from Level 1 to Level 2 during the reporting periods.

The changes in level 3 in the period of twelve months ended December 31, 2023 were as follows:

	Accrued
	expenses and	Other long-
	other	term
	payables	liabilities	Total
Fair value as of December 31, 2022	$729	$1,377	$2,106
Payment	(382)	—	(382)
Change in fair value	(347)	(1,371)	(1,718)

	$—	$6	$6